Shareholders' Equity - Warrants (Details) - Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares
Class of Warrant or Right [Line Items]
Public Warrants expiration term	5 years
CIK0001848000_LAKESHORE ACQUISITION I CORP
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 11.50	$ 11.50
Maximum period after business combination in which to file registration statement	30 days	30 days
Public Warrants expiration term		5 years
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Redemption period	30 days	30 days
Period of time within which registration statement is expected to become effective	90 days	90 days
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
CIK0001848000_LAKESHORE ACQUISITION I CORP | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 18.00	$ 18.00
Share price trigger used to measure dilution of warrant	18.00	18.00
CIK0001848000_LAKESHORE ACQUISITION I CORP | Redemption Of Warrants When Price Per Class Ordinary Share Equals Or Exceeds 9.20
Class of Warrant or Right [Line Items]
Share price trigger used to measure dilution of warrant	$ 9.20	$ 9.20
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%	115.00%